Income Taxes - Unrecognized Tax Benefits (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Reconciliation Of Unrecognized Tax Benefits [Roll Forward]
Balance at beginning of year	$ 76.2	$ 70.4	$ 73.9
Additions for tax positions of current year	1.3	11.3	6.5
Additions for tax positions of prior years	2.9	0	0
Closure of tax years	(7.8)	(4.6)	(3.0)
Settlements	(10.5)	(0.9)	(7.0)
Balance at end of year	62.1	76.2	70.4
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	5.3	5.3
Swiss Audit [Member]
Reconciliation Of Unrecognized Tax Benefits [Roll Forward]
Settlements	(8.5)
IRS Audit [Member]
Reconciliation Of Unrecognized Tax Benefits [Roll Forward]
Settlements	(1.2)
State Audits [Member]
Reconciliation Of Unrecognized Tax Benefits [Roll Forward]
Settlements	$ (0.8)